UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Income Fund

May 31, 2012

1.802196.108

AZI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Arizona - 94.8%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,796,385
5.75% 7/1/23	250,000	297,055
Series 2012 A:
5% 7/1/21	1,070,000	1,320,113
5% 7/1/26	1,000,000	1,192,870
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,274,212
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,123,870
(Univ. Proj.) Series 2012 C, 5% 6/1/26 (b)	2,000,000	2,289,140
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,855,053
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,473,750
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,383,027
5% 7/1/32	470,000	490,901
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,121,140
Series 2007 B, 1.124% 1/1/37 (c)	1,000,000	708,260
Series 2008 A, 5.25% 1/1/31	1,000,000	1,086,820
Series 2008 D, 6% 1/1/27	1,000,000	1,167,380
Series D, 5.375% 1/1/32	1,000,000	1,094,150
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,082,920
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,841,840
Series 2008:
5.5% 9/1/16	1,680,000	1,942,214
5.75% 9/1/22	1,000,000	1,165,260
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,210
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,164,730
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,325,780
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,072,240
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	$ 400,000	$ 456,972
Series 2008 A, 5% 7/1/33	1,000,000	1,116,720
Series 2011 A, 5.25% 7/1/26	1,250,000	1,517,275
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
Series 2009 A, 5% 10/1/29	1,000,000	1,172,140
Series 2010 A, 5% 10/1/30	2,000,000	2,400,120
Series 2012 A, 5% 10/1/24	2,000,000	2,485,280
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	553,660
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,484,846
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,178,483
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,342,939
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,155,680
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,116,253
Series 2005, 5% 12/1/35	1,000,000	1,011,790
Series 2007:
5% 12/1/27	1,000,000	1,032,910
5% 12/1/32	1,000,000	1,019,200
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,154,230
7% 7/1/33	2,000,000	2,166,000
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,776,773
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,138,010
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,840,190
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	1,130,560
Series 2009 A, 6% 7/1/39	1,000,000	1,141,940
Series A, 5.25% 7/1/32	1,000,000	1,076,330
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,058,580
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	3,291,510
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,051,760
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 500,000	$ 557,780
5% 7/1/21	1,000,000	1,106,280
Mesa Util. Sys. Rev.:
Series 2011, 5% 7/1/35	2,000,000	2,246,300
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,228,450
5% 7/1/24 (FGIC Insured)	1,000,000	1,225,170
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	500,000	542,550
5% 6/1/41	1,250,000	1,345,550
5% 6/1/21 (AMBAC Insured)	1,085,000	1,214,180
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,080,820
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,101,375
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	2,295,440
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	612,497
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,390
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,401,138
Series 2011 A, 5% 7/1/18	1,035,000	1,258,560
Series A, 5% 7/1/17	1,000,000	1,192,970
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,891,698
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	813,105
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,155,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,329,400
Series 2005:
5% 7/1/20	5,000,000	5,598,750
5% 7/1/29	1,750,000	1,904,560
Phoenix Gen. Oblig. 5.375% 7/1/20	615,000	617,097
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	$ 380,000	$ 417,187
5% 7/1/27 (d)	400,000	431,504
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	650,000	714,909
Series A, 5% 7/1/21 (AMBAC Insured)	910,000	979,488
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,216,270
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/22	1,635,000	1,959,041
5% 7/1/25	1,000,000	1,161,250
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,118,380
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,112,600
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,007,940
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,371,138
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	962,245
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,232,258
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	3,000,000	3,264,360
Series 2006 A, 5% 1/1/37	5,690,000	6,167,045
Series 2008 A:
5% 1/1/24	1,075,000	1,247,925
5% 1/1/33	1,000,000	1,116,030
5% 1/1/38	3,400,000	3,746,460
Series 2010 B, 5% 12/1/26	2,000,000	2,381,980
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,291,570
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	452,682
Series 2008 A:
5% 9/1/16	1,000,000	1,115,700
5% 9/1/23	355,000	387,504
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	$ 1,050,000	$ 1,187,540
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,262,952
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,062,190
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,705,344
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,579
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,428,993
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,153,400
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	1,305,000	1,390,817
Series 2011, 6% 7/1/39	2,235,000	2,544,860
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	306,066
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,128,816
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	165,000	178,408
Series 2008 A, 5% 6/1/22	1,315,000	1,520,548
Series 2009 A, 5% 6/1/39	1,000,000	1,098,130
Series 2012 A, 5% 6/1/25	1,000,000	1,194,390
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,175,260
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (c)(d)	1,000,000	1,023,840
		166,319,630
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	503,635
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	723,905
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	731,591
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	$ 1,000,000	$ 1,020,650
Series 2006 C, 5.25% 1/1/15 (d)	500,000	530,570
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (c)	200,000	221,330
Series G, 5.25% 7/1/13	315,000	315,936
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	630,464
Series 2009 A, 6% 8/1/42	1,300,000	1,468,948
Series 2011 C:
0% 8/1/39	1,200,000	272,808
0% 8/1/41	500,000	101,345
		6,017,547
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	320,238
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $162,116,601)	173,161,050
NET OTHER ASSETS (LIABILITIES) - 1.3%	2,349,894
NET ASSETS - 100%	$ 175,510,944
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $162,112,405. Net unrealized appreciation aggregated $11,048,645, of which $11,389,001 related to appreciated investment securities and $340,356 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Maryland Municipal
Income Fund

May 31, 2012

1.802198.108

SMD-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
District Of Columbia - 2.1%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,607,858
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	502,860
Maryland - 86.9%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,437,318
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,033,821
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,564,665
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,614,795
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,266,620
5% 2/1/38	1,930,000	2,158,087
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	533,380
Series 2010, 5% 8/1/20	1,000,000	1,272,110
Baltimore County Metropolitan District 4% 8/1/24	3,000,000	3,384,360
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,377,308
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,945,595
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,678,324
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,320,093
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	250,580
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	5,064,705
5% 7/1/37 (AMBAC Insured)	2,000,000	2,222,660
5% 7/1/37 (FSA Insured)	4,000,000	4,445,320
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,224,020
5% 7/1/38 (FSA Insured)	2,000,000	2,203,000
Series 2009 C, 5.625% 7/1/39	2,000,000	2,318,460
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	$ 370,000	$ 441,739
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	355,781
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	506,915
5% 11/1/13	350,000	365,173
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,350
Series 2009 A:
5% 3/1/25	610,000	725,241
5% 3/1/27	1,255,000	1,486,008
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006, 5.5% 9/1/12	195,000	196,775
Frederick County Gen. Oblig.:
Series 2005, 5% 12/1/15 (Escrowed to Maturity)	1,000,000	1,152,440
Series 2011 A, 4% 8/1/16	2,205,000	2,512,223
Series 2011 B, 4% 8/1/17	2,575,000	2,988,931
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	4,184,794
5% 8/15/23	5,000,000	6,306,600
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,523,110
4% 5/15/23	1,390,000	1,580,986
Maryland Dept. of Trans. County Trans. Rev. Series 2009, 4% 6/15/23	2,000,000	2,259,620
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (c)	1,500,000	1,563,675
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,314,034
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	563,585
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	758,037
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	536,465
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,209,520
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A, 5.5% 3/1/17	$ 2,265,000	$ 2,764,931
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,193,127
First Series 2009 A, 5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	750,000	900,443
First Series 2009 C, 5% 3/1/18	1,050,000	1,285,631
Second Series 2009 A, 5% 8/15/23	2,460,000	2,900,807
Second Series 2009 B, 5% 8/15/21	3,000,000	3,701,970
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	550,254
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,558,095
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,540,000	3,799,447
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	240,000	246,684
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity)	245,000	248,697
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,620,007
(Johns Hopkins Univ. Proj.):
Series 2002 A, 5% 7/1/32	1,015,000	1,017,639
Series 2004 A:
5% 7/1/24	1,000,000	1,080,540
5% 7/1/33	2,000,000	2,140,580
5% 7/1/38	2,000,000	2,135,080
Series 2008 A, 5.25% 7/1/38	5,000,000	5,712,550
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	343,047
Series 2011, 6% 7/1/41	1,500,000	1,721,400
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	2,005,360
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,044,800
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,047,170
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,216,477
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,046,000
Series 2008 F, 5.25% 7/1/19	1,700,000	1,947,401
Series 2010, 5.125% 7/1/39	1,700,000	1,849,481
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	525,000	595,334
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	$ 400,000	$ 426,024
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,630,177
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,857,442
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	1,400,000	1,462,006
Series 2011 A, 5% 5/15/23	1,500,000	1,812,240
Series 2011, 5% 8/15/22	1,000,000	1,172,790
Series 2012 A:
5% 7/1/23	400,000	466,440
5% 7/1/24	700,000	806,442
5% 7/1/25	900,000	1,027,701
5% 7/1/25	1,000,000	1,124,570
5% 10/1/30 (a)	750,000	853,695
Series 2012 B, 5% 7/1/25	1,135,000	1,363,850
Series 2012:
5% 7/1/26	1,080,000	1,186,639
5% 7/1/31	1,000,000	1,071,920
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,103,795
5.25% 12/15/15	320,000	321,050
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,146,240
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,323,240
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (c)	2,255,000	2,654,676
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,254,040
5% 7/1/31 (FSA Insured)	5,000,000	5,614,700
Series 2008:
5% 7/1/35	880,000	985,838
5% 7/1/37 (FSA Insured)	4,485,000	4,968,976
6.8% 7/1/16 (Escrowed to Maturity)	490,000	553,171
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	$ 2,000,000	$ 2,208,180
Series 2007 A, 5% 5/1/25	1,000,000	1,139,500
(Dept. of Liquor Cont. Proj.):
Series 2009 A, 5% 4/1/14	1,000,000	1,077,520
Series 2011 A, 5% 4/1/20	1,405,000	1,736,271
(Trinity Health Cr. Group Proj.) Series 2011 MD, 5% 12/1/40	1,000,000	1,109,990
Series 2011 A, 5% 7/1/24	2,000,000	2,409,920
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	517,395
Prince Georges County Gen. Oblig.:
Series 2011 A, 5% 9/15/26	2,500,000	3,063,300
Series 2011 B, 5% 9/15/22	1,880,000	2,382,674
Washington Suburban San. District:
Series 2009 A, 5% 6/1/17	5,000,000	6,044,100
5% 6/1/20	2,000,000	2,476,280
		195,011,967
Puerto Rico - 5.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	1,240,000	1,604,374
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	295,987
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,151,840
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,242,956
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	261,972
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,670
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,040
Series II, 5.375% 7/1/16 (Pre-Refunded to 7/1/12 @ 101)	1,500,000	1,520,580
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,146,680
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series VV, 5.25% 7/1/24 (FGIC Insured)	$ 1,000,000	$ 1,130,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	5,000,000	1,136,700
		11,733,799
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $197,241,526)	211,856,484
NET OTHER ASSETS (LIABILITIES) - 5.6%	12,461,759
NET ASSETS - 100%	$ 224,318,243
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $197,230,268. Net unrealized appreciation aggregated $14,626,216, of which $14,652,141 related to appreciated investment securities and $25,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012